Supplementary Information to the Statements of Comprehensive Profit or Loss	12 Months Ended
Dec. 31, 2022
Disclosure of supplementary information to the statements of profit and lost and other comprehensive loss [Abstract]
Supplementary Information to the Statements Of Comprehensive Profit Or Loss
Note 22:	Supplementary Information to the Statements of Comprehensive Profit or Loss

a.	Additional information on Revenues:

Major customers:

BARDA contributed 51%, 76% and 83% of the Company’s total revenues in 2022, 2021, and 2020 respectively . Verical contributed 28% in 2022. (see also Note 17b).

No other customer contributed 10% or more of the Company’s revenues in 2022, 2021 and 2020.

Geographic information:,

The revenues reported in the financial statements are based on the location of the customers, as follows:

	Year ended December 31
	2022	2021	2020

USA ( see also Note 17a, 17b)	21,872	18,102	18,030
EU and other international markets	4,624	5,661	3,733

	26,496	23,763	21,763

b.	Cost of Revenues:

1.	Cost of Revenues from sale of products

	Year ended December 31
	2022	2021	2020

Salary and benefits (including share-based compensation)	1,828	2,047	1,532
Subcontractors	58	190	118
Depreciation and amortization	426	559	387
Cost of materials	636	1,039	300
Other manufacturing expenses	779	906	659
Decrease (increase) in inventory of finished products	(543)	242	155

	3,184	4,983	3,151

2.	Cost of Revenues from development services

	Year ended December 31
	2022	2021	2020

Salary and benefits	1,691	2,003	2,320
Subcontractors	8,138	7,904	8,747

	9,829	9,907	11,067

3.	Cost of Revenues from license agreements

	Year ended December 31
	2022	2021	2020

Salary and benefits	38	102	-
Royalties payments	280	-	-

	318	102	-

Total Cost of Revenues	13,331	14,992	14,218

c.	Research and development expenses, net of participations:

	Year ended December 31
	2022	2021	2020

Salary and benefits (including share-based compensation)(1)	4,494	2,864	2,701
Subcontractors	4,054	6,323	3,208
Depreciation and amortization	571	396	512
Cost of materials	572	347	922
Other research and development expenses	490	326	355

Total Research and development, net of participations	10,181	10,256	7,698

(1)	The salary costs for the year ended December 31,2022 includes one time payment of $205 derived from termination agreement with the CMO of the company.

d.	Selling and marketing expenses:

	Year ended December 31
	2022	2021	2020

Salary and benefits (including share based compensation)	1,637	1,643	1,700
Marketing and medical support	1,152	627	740
Depreciation and amortization	49	44	82
Shipping and delivery	385	490	282
Registration and marketing license fees	502	584	424

	3,725	3,388	3,228

e.	General and administrative expenses:

	Year ended December 31
	2022	2021	2020

Salary and benefits (including share‑based compensation)	3,344	2,905	2,784
Professional fees	2,589	2,480	2,267
Depreciation and amortization	225	239	108
Other	762	724	300

	6,920	6,348	5,459

f.	Other expenses:

The other one-time expenses amounted $684 for the year ended December 31, 2022, are associated with the management changes and FDA milestone payment fee ( see Note 17b).

g.	Financial income and expense:

	Year ended December 31
	2022	2021	2020
Financial income:

Interest income	270	11	297
Revaluation of liabilities in respect of TEVA	-	-	433
Revaluation of liabilities in respect of IIA grants	132	-	-
Exchange differences, net	59	-	113

	461	11	843
Financial expense:

Interest in respect of IIA grants	-	903	832
Revaluation of liabilities in respect of IFRS16	102	120	144
Finance expenses in respect of deferred revenues	54	143	247
Revaluation of liabilities in respect of TEVA	533	590	-
Exchange differences, net	-	511	-
Revaluation of Warrants	8,977	-	-
Issuance expenses of warrants through profit and loss	1,911	-	-
Other	60	47	56

	11,637	2,314	1,279

Financial expenses, net	(11,176)	(2,303)	(436)